Other expenses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Other expenses.
Contingencies	$ 586	$ 24	$ 33	$ 668	$ 112
Provision for loss assets	54	36	69	129	188
Fundacao Vale do Rio Doce - FVRD	14	10	34	24	111
Damage cost		65		65	98
Pre operating, stoppage and start up	364	324	328	1,007	805
Others	53	145	179	468	473
Other operating expenses	$ 1,071	$ 604	$ 643	$ 2,361	$ 1,787